Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Intangible Assets for Partnership's Reportable Segments
The carrying amount of intangible assets for the Partnership’s liquefied gas segment is as follows:

	December 31 2017 $	December 31 2016 $
Gross carrying amount	179,813	179,813
Accumulated amortization	(118,735)	(109,879)
Net carrying amount	61,078	69,934